Other Operating Expenses	12 Months Ended
Dec. 31, 2017
Other Operating Expenses [Abstract]
Other Operating Expenses

21.  Other Operating Expenses

	December 31,
	2017	2016
Litigation settlement	$84,476	$-
Loss on sale of transportation equipment	5,266	-
Program closure expenses	1,138	-
Retirement expenses	-	4,491
Total other operating expenses	$90,880	$4,491

During 2017, the Company recorded $84.5 million related to the Settlement Agreement and Spottiswood Settlement.  See footnote 18 for further discussion.  The company recorded $5.3 million related to the loss on the sale of transportation equipment.  Also during 2017, the Company recorded $1.1 million related to the closure of three Alabama programs at VITAS.

During 2016, the Company recorded early retirement related costs and accelerated stock-based compensation expense of approximately of $4.5 million related to the early retirement of VITAS’ former Chief Executive Officer.  The costs were calculated in accordance with the terms of his employment agreement.